JPMorgan Trust I

270 Park Avenue

New York, NY 10017

November 4, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Multi-Sector Income Fund (the “Fund”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 187 (Amendment No. 188 under the 1940 Act) filed electronically on October 28, 2011.

If you have any questions please call me at (614) 248-5749.

Very truly yours,

/s/    Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary

cc: Vincent J. Di Stefano